Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Accounting Policies [Abstract]
Schedule of Reconciliation of Weighted Average Shares Outstanding

A reconciliation of the weighted average shares outstanding used in basic and diluted earnings per share computation is as follows:

	For the Three Months Ended
	April 30,
	2025	2024
Basic (loss) earnings per common share
Numerator:
Net income (loss) available to common shareholders	$(336,132)	$311,381
Denominator:
Weighted average common shares outstanding	56,779,658	49,867,529

Basic earnings (loss) per common share	$(0.01)	$0.01
Diluted earnings (loss) per common share
Numerator:
Net income (loss) available to common shareholders	$(336,132)	$311,381
Remove convertible debt interest	-	(5,747)
Net income (loss) available to common shareholders	$(336,132)	$305,634
Denominator:
Weighted average common shares outstanding	56,779,658	49,867,529
Dilutive effect of common stock warrants	-	2,103,986
Dilutive effect of common stock options	-	734,760
Adjusted weighted average common shares outstanding	56,779,658	52,706,275

Diluted income (loss) per common share	$(0.01)	$0.01

A reconciliation of the weighted average shares outstanding used in basic and diluted earnings per share computation is as follows:

	For the Years Ended
	January 31,
	2025	2024
Basic (loss) earnings per common share
Numerator:
Net income (loss) available to common shareholders	$2,122,189	$(4,080,258)
Denominator:
Weighted average common shares outstanding	50,647,226	31,012,343

Basic earnings (loss) per common share	$0.04	$(0.13)
Diluted earnings per common share
Numerator:
Net income (loss) available to common shareholders	$2,122,189	$(4,080,258)
Remove derivative gain	(14,876)	-
Remove convertible debt interest	(14,290)	-
Net income (loss) available to common shareholders	$2,093,023	$(4,080,258)
Denominator:
Weighted average common shares outstanding	50,647,226	31,012,343
Dilutive effect of common stock warrants	10,427,644	-
Dilutive effect of common stock options	1,555,436	-
Adjusted weighted average common shares outstanding	62,630,306	31,012,343

Diluted income (loss) per common share	$0.03	$(0.13)

Schedule of Fair Value of Financial Instruments

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant and convertible note derivative liabilities at April 30, 2025	$264,843	–	–	$264,843
Warrant and convertible note derivative liabilities at January 31, 2025	$311,338	–	–	$311,338